Payments, by Government - 12 months ended Sep. 30, 2024 - USD ($)	Taxes		Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 5,291		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,291
UNITED STATES | US Federal Government
Total	$ 5,291	[1]	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,291

[1]	National Fuel Gas Company (the “Company”) files a consolidated income tax return and is the entity that made the payments. The US Federal Government levies corporate income taxes at the entity level rather than on a per-project basis. Accordingly, the Company has disclosed payments of taxes at the entity level. The payments relate not to particular projects but to the consolidated income of the Company. The Company’s wholly owned subsidiary, Seneca Resources Company, LLC (“Seneca”), is engaged in the commercial development of natural gas and oil in Pennsylvania principally, and in New York. Seneca’s method of extraction is “well.” Seneca also has small working interests as a non-operator in certain oil and natural gas wells located in Texas.